Stock-Based Compensation - Summary of Option and RSU Activity (Details) - $ / shares			1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 23, 2016	Jan. 01, 2016	Jun. 30, 2014	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares Available for Grant
Options granted (in shares)	(334,027)
Number of Shares
Options granted (in shares)				0
Weighted Average Exercise Prices
Weighted-average exercise price (in dollars per share)	$ 7.20
Amended and Restated 2010 Equity Incentive Plan [Member]
Shares Available for Grant
Balance at the beginning of the year (in shares)				392,000	183,000
Additional shares authorized		50,000				50,000
Balance at the end of the year (in shares)				81,000	392,000	183,000
Number of Shares
Balance at the beginning of the period (in shares)				336,000	508,000
Balance at the end of the period (in shares)				248,000	336,000	508,000
Weighted Average Exercise Prices
Weighted-average exercise price (in dollars per share)				$ 16.47	$ 16.04	$ 14.06
RSU's | Amended and Restated 2010 Equity Incentive Plan [Member]
Shares Available for Grant
Restricted stock units granted (in shares)				(407,000)
Restricted stock units cancelled and returned to Plan (in shares)				8,000	37,000	5,000
Options | Amended and Restated 2010 Equity Incentive Plan [Member]
Shares Available for Grant
Balance at the beginning of the year (in shares)						114,000
Additional shares authorized			150,000				50,000	50,000	200,000
Options granted (in shares)						(1,000)
Options cancelled and returned to Plan (in shares)				88,000	172,000	15,000
Balance at the end of the year (in shares)							114,000
Number of Shares
Balance at the beginning of the period (in shares)						522,000
Options granted (in shares)						1,000
Options cancelled and returned to Plan (in shares)				(88,000)	(172,000)	(15,000)
Balance at the end of the period (in shares)							522,000
Weighted Average Exercise Prices
Weighted-average exercise price (in dollars per share)							$ 13.88
Options granted (in dollars per share)						$ 2.36
Options cancelled and returned to Plan (in dollars per share)				$ 14.83	$ 10.20	$ 6.94